Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 12,277	$ 10,854
Acquisitions	70	930
Dispositions	(30)	(19)
Currency translations	277	512
Ending balance	12,594	12,277
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,574	2,557
Acquisitions	70	17
Ending balance	2,644	2,574
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,759	1,600
Currency translations	32	159
Ending balance	1,791	1,759
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	589	577
Currency translations	4	12
Ending balance	593	589
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,928	1,964
Acquisitions		33
Currency translations	88	(69)
Ending balance	2,016	1,928
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	3,027	2,768
Dispositions		(19)
Currency translations	53	278
Ending balance	3,080	3,027
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,042	115
Acquisitions		880
Currency translations	82	47
Ending balance	1,124	1,042
Investor Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	59	60
Dispositions	(30)
Currency translations		(1)
Ending balance	29	59
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,187	1,101
Currency translations	18	86
Ending balance	$ 1,205	$ 1,187